Equity (Details)	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Shares outstanding	4,299,854,300
Shares in treasury	239,153,280
Total issued shares	4,539,007,580
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	4,299,854,288
Shares in treasury	239,153,280
Total issued shares	4,539,007,568
Previ [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	395,314,056
Previ [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	395,314,056
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	286,347,055
Mitsui Co. Ltd [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	286,347,055
Blackrock Inc [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	264,763,034
Blackrock Inc [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	264,763,034
Shareholders With More Than 5 Of Total Capital [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	946,424,145
Shareholders With More Than 5 Of Total Capital [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	946,424,145
Free Floating [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding	3,353,430,143
Free Floating [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	3,353,430,143
Golden shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	12
Total issued shares	12
Golden shares [member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	12